[AIM LOGO APPEARS HERE]         Dear Shareholder:

                [PHOTO of       As the Portfolio's fiscal year end
             Charles T. Bauer,  approached, the U.S. economy was starting
              Chairman of the   to display the negative effects of
LETTER       Board of The Fund  spreading worldwide economic turmoil. What
TO OUR        APPEARS HERE]     began as an isolated currency devaluation
SHAREHOLDERS                    in Thailand in July 1997 eventually spread
                to most of Asia and then to Russia and Latin America, but until this summer, the European and U.S. economies had appeared immune to "Asian contagion." As it became apparent that domestic banks and corporations could suffer significantly from their overseas exposure, a sharp sell-off in global equities began. The uncertainty and turmoil could lead to deteriorating consumer confidence and negatively affect economic growth for the foreseeable future. The extent of the slowdown is still unknown, but many forecasters are looking at the possibility of a recession for the first time in eight years.
                  The U.S. gross domestic product grew at an annualized rate of
                1.8% in the second quarter of 1998, the slowest rate since the first quarter of 1995. While this was attributed to special factors like the strike at General Motors, growth is not expected to rebound much because of the ongoing world economic crises. As the stock market dropped and the political crisis in Washington continued to unfold, markets began to look to the Federal Reserve Board (the Fed) to provide some calm by lowering interest rates. The Fed had kept the federal funds rate target at 5.50% since March of 1997. As concern over foreign economies grew, more capital sought the safety and stability of the U.S. Treasury markets, pushing interest rates lower across the yield curve. This flight to quality drove yields of all Treasuries across the maturity spectrum below the 5.50% federal funds target. Yields on one-year Treasury bills dropped dramatically, to 4.62% from almost 5.50% in March 1998.
                  For most of the fiscal year, the Fed was focused on the
                strength of the domestic economy and hence was more apt to raise rates to counteract incipient inflationary pressures. As it became clear that world economic crises would be more serious than originally thought, the Fed shifted its focus to providing liquidity and supporting markets by considering lowering rates. Fixed income markets anticipated several easings. It appeared to be only a matter of time before the Fed endorsed the markets' movements by lowering the federal funds target. After the close of the fiscal year, the Fed did so twice, first at its regular meeting on September 29 and then in an unusual inter-meeting move on October 15, placing the short-term target at 5.00%.

                YOUR INVESTMENT PORTFOLIO

                Portfolio management continued their disciplined approach of maintaining a laddered 60-day maximum maturity schedule. This structure allows the Portfolio to respond to higher interest rate levels more quickly than funds with longer maturity structures and is also an attractive style to take advantage of higher yields over quarter ends and other special situations that arise during market turbulence. The result was attractive yield. The 30-day average yield on the Personal Investment Class was 5.06% as of August 31; the seven-day yield was 5.09%.
                  The Portfolio's weighted average maturity (WAM) was maintained in the 15- to 25-day range during the fiscal year. At the fiscal year-end the WAM stood at 19 days.

                                                                     (continued)

                  The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or less, including U.S. government obligations, bank obligations, commercial paper, and selected repurchase agreement securities. As with any money market fund, an investment in Prime Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
                  The Portfolio holds the highest credit quality ratings given by two widely known credit-rating agencies: AAAm from Standard & Poor's Corporation and Aaa from Moody's Investors Service, Inc. The ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.
                  Net assets of the Personal Investment Class were $140.09
                million as of August 31, 1998, up from $97.22 million as of August 31, 1997.

                OUTLOOK FOR THE FUTURE

                As the fiscal year ended, the economy was expected to slow considerably as foreign economic turmoil and slower consumer spending could push the annualized economic growth rate into the 1% to 2% range. Interest rates had dropped notably, and fixed income markets expected the Fed to lower short-term rates before 1998 ends. The Portfolio will continue to maintain a WAM in the 15- to 25-day range to remain flexible and be able to react quickly to any sudden interest rate changes.
                  We are pleased to send you this annual report on your
                investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also committed to customer service and are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005. We are happy to be of service.

                Respectfully submitted,

                /s/ CHARLES T. BAUER
                Charles T. Bauer
                Chairman

SCHEDULE OF INVESTMENTS
August 31, 1998

                                                   PAR
                                      MATURITY    (000)         VALUE
COMMERCIAL PAPER - 76.64%(a)

BASIC INDUSTRIES - 5.65%

CHEMICALS - 5.02%
Bayer Corp.
5.50%                                 09/29/98 $     25,000 $   24,893,055
--------------------------------------------------------------------------
5.51%                                 10/06/98       47,600     47,345,009
--------------------------------------------------------------------------
Du Pont (E.I.) de Nemours and Co.
5.51%                                 09/02/98       25,000     24,996,174
--------------------------------------------------------------------------
5.54%                                 09/03/98       30,470     30,460,622
--------------------------------------------------------------------------
5.51%                                 09/04/98       21,585     21,575,089
--------------------------------------------------------------------------
5.51%                                 09/11/98       30,000     29,954,083
--------------------------------------------------------------------------
5.52%                                 09/24/98       50,000     49,823,667
--------------------------------------------------------------------------
5.50%                                 09/29/98       25,000     24,893,055
--------------------------------------------------------------------------
5.51%                                 09/29/98       22,000     21,905,718
--------------------------------------------------------------------------
5.51%                                 10/02/98       25,000     24,881,382
--------------------------------------------------------------------------
5.51%                                 10/08/98       22,000     21,875,413
--------------------------------------------------------------------------
5.50%                                 10/22/98       25,000     24,805,208
--------------------------------------------------------------------------
Henkel Corp.
5.51%                                 09/21/98       25,000     24,923,472
--------------------------------------------------------------------------
5.51%                                 09/29/98       21,000     20,910,003
--------------------------------------------------------------------------
                                                               393,241,950
--------------------------------------------------------------------------

METAL MINING - 0.63%

Rio Tinto America, Inc.
5.51%                                 09/21/98       50,000     49,846,945
--------------------------------------------------------------------------
   Total Basic Industries                                      443,088,895
--------------------------------------------------------------------------

CAPITAL GOODS - 2.46%

COMPUTERS & OFFICE EQUIPMENT - 1.79%

Electronic Data Systems Corp.
5.51%                                 09/09/98       25,000     24,969,389
--------------------------------------------------------------------------
5.52%                                 09/22/98       26,000     25,916,280
--------------------------------------------------------------------------
Xerox Credit Corp.
5.50%                                 09/24/98       40,000     39,859,444
--------------------------------------------------------------------------
5.50%                                 09/30/98       50,000     49,778,472
--------------------------------------------------------------------------
                                                               140,523,585
--------------------------------------------------------------------------

MACHINERY - 0.67%

Dover Corp.
5.52%                                 09/10/98       23,000     22,968,260
--------------------------------------------------------------------------
5.52%                                 09/16/98       29,500     29,432,150
--------------------------------------------------------------------------
                                                                52,400,410
--------------------------------------------------------------------------
   Total Capital Goods                                         192,923,995
--------------------------------------------------------------------------

                                              PAR
                                 MATURITY    (000)        VALUE
CONSUMER DURABLES - 3.10%

AUTOMOBILE - 3.10%

Ford Motor Credit Co.
5.50%                            09/14/98 $    50,000 $   49,900,695
--------------------------------------------------------------------
5.52%                            10/06/98      30,000     29,839,000
--------------------------------------------------------------------
5.52%                            10/07/98      50,000     49,724,000
--------------------------------------------------------------------
General Motors Acceptance Corp.
5.52%                            10/13/98      40,000     39,742,400
--------------------------------------------------------------------
Toyota Motor Credit Corp.
5.49%                            09/28/98      44,000     43,818,830
--------------------------------------------------------------------
5.52%                            09/30/98      30,000     29,866,600
--------------------------------------------------------------------
   Total Consumer Durables                               242,891,525
--------------------------------------------------------------------

CONSUMER NONDURABLES - 4.32%

BEVERAGES - 0.38%

Coca-Cola Co. (The)
5.52%                            09/14/98      30,000     29,940,200
--------------------------------------------------------------------

DRUGS - 1.13%

Abbott Laboratories
5.50%                            09/23/98      66,000     65,778,166
--------------------------------------------------------------------
Novartis Finance Corp.
5.505%                           09/01/98      23,000     23,000,000
--------------------------------------------------------------------
                                                          88,778,166
--------------------------------------------------------------------

FOOD PROCESSING - 1.29%

Campbell Soup Co.
5.50%                            09/17/98      20,000     19,951,111
--------------------------------------------------------------------
Heinz (H.J.) Co.
5.51%                            09/10/98      50,000     49,931,125
--------------------------------------------------------------------
Sara Lee Corp.
5.49%                            09/23/98      31,000     30,895,995
--------------------------------------------------------------------
                                                         100,778,231
--------------------------------------------------------------------

MULTIPLE INDUSTRY - 1.52%

PepsiCo, Inc.
5.49%                            09/30/98      40,000     39,823,100
--------------------------------------------------------------------
5.49%                            10/09/98      40,000     39,768,200
--------------------------------------------------------------------
5.50%                            10/09/98      40,000     39,767,778
--------------------------------------------------------------------
                                                         119,359,078
--------------------------------------------------------------------
   Total Consumer Nondurables                            338,855,675
--------------------------------------------------------------------

                                                     PAR
                                        MATURITY    (000)        VALUE
ENERGY - 1.36%

OIL & GAS - 1.36%

Exxon Imperial U.S., Inc.
5.50%                                   09/16/98 $    25,000 $   24,942,708
---------------------------------------------------------------------------
5.49%                                   10/02/98      31,700     31,550,138
---------------------------------------------------------------------------
Koch Industries, Inc.
5.50%                                   09/30/98      50,000     49,778,472
---------------------------------------------------------------------------
   Total Energy                                                 106,271,318
---------------------------------------------------------------------------

FINANCIAL - 59.75%

ASSET-BACKED SECURITIES - 47.37%

Asset Securitization Cooperative Corp.
5.53%                                   09/25/98      25,000     24,907,833
---------------------------------------------------------------------------
5.54%                                   09/28/98      50,000     49,792,250
---------------------------------------------------------------------------
5.52%                                   09/29/98      40,000     39,828,267
---------------------------------------------------------------------------
5.53%                                   09/29/98      77,000     76,668,815
---------------------------------------------------------------------------
5.55%                                   10/01/98      50,000     49,768,750
---------------------------------------------------------------------------
Centric Capital Corp.
5.54%                                   09/03/98      20,000     19,993,845
---------------------------------------------------------------------------
5.53%                                   09/14/98      25,000     24,950,076
---------------------------------------------------------------------------
5.52%                                   09/18/98      75,000     74,804,500
---------------------------------------------------------------------------
5.53%                                   09/21/98      33,887     33,782,892
---------------------------------------------------------------------------
5.54%                                   09/28/98      21,000     20,912,745
---------------------------------------------------------------------------
5.53%                                   09/29/98      28,500     28,377,418
---------------------------------------------------------------------------
5.54%                                   10/07/98      30,000     29,833,800
---------------------------------------------------------------------------
5.54%                                   10/16/98      25,000     24,826,875
---------------------------------------------------------------------------
Ciesco, L.P.
5.52%                                   09/24/98      25,000     24,911,833
---------------------------------------------------------------------------
Clipper Receivables Corp.
5.52%                                   09/01/98      50,000     50,000,000
---------------------------------------------------------------------------
5.52%                                   09/03/98      50,000     49,984,667
---------------------------------------------------------------------------
5.53%                                   09/16/98      40,000     39,907,833
---------------------------------------------------------------------------
5.52%                                   09/22/98      50,000     49,839,000
---------------------------------------------------------------------------
5.53%                                   10/01/98      50,000     49,769,583
---------------------------------------------------------------------------
5.52%                                   10/06/98      25,000     24,865,833
---------------------------------------------------------------------------
5.52%                                   10/08/98      37,346     37,134,124
---------------------------------------------------------------------------
5.52%                                   10/09/98      35,000     34,796,067
---------------------------------------------------------------------------

                                                    PAR
                                       MATURITY    (000)         VALUE
FINANCIAL - (continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Corporate Asset Funding Co., Inc.
5.50%                                  09/04/98 $     50,000 $   49,977,083
---------------------------------------------------------------------------
5.53%                                  09/23/98       50,000     49,831,028
---------------------------------------------------------------------------
5.52%                                  10/07/98       25,000     24,862,000
---------------------------------------------------------------------------
5.53%                                  10/16/98       50,000     49,654,375
---------------------------------------------------------------------------
Delaware Funding Corp.
5.52%                                  09/03/98       80,000     79,975,467
---------------------------------------------------------------------------
5.52%                                  09/04/98       40,000     39,981,600
---------------------------------------------------------------------------
5.55%                                  09/11/98       25,000     24,961,458
---------------------------------------------------------------------------
5.52%                                  09/15/98       48,445     48,341,005
---------------------------------------------------------------------------
5.54%                                  09/15/98       40,000     39,913,822
---------------------------------------------------------------------------
5.53%                                  09/18/98       23,202     23,141,411
---------------------------------------------------------------------------
5.52%                                  09/24/98       45,733     45,571,715
---------------------------------------------------------------------------
Edison Asset Securitization, L.L.C.
5.53%                                  09/03/98       28,979     28,970,097
---------------------------------------------------------------------------
5.53%                                  09/08/98       50,000     49,946,236
---------------------------------------------------------------------------
5.53%                                  09/11/98       20,000     19,969,278
---------------------------------------------------------------------------
5.53%                                  09/18/98       30,000     29,921,658
---------------------------------------------------------------------------
5.54%                                  10/05/98       39,000     38,795,943
---------------------------------------------------------------------------
5.53%                                  10/13/98       30,000     29,806,450
---------------------------------------------------------------------------
5.54%                                  10/16/98       18,725     18,595,329
---------------------------------------------------------------------------
5.52%                                  10/23/98       43,933     43,582,708
---------------------------------------------------------------------------
Falcon Asset Securitization Corp.
5.53%                                  09/11/98       25,000     24,961,597
---------------------------------------------------------------------------
5.53%                                  09/14/98       35,000     34,930,107
---------------------------------------------------------------------------
5.53%                                  10/20/98       34,725     34,463,627
---------------------------------------------------------------------------
5.53%                                  10/26/98       20,000     19,831,028
---------------------------------------------------------------------------
Fleet Funding Corp.
5.53%                                  09/01/98       62,933     62,933,000
---------------------------------------------------------------------------
5.53%                                  09/09/98       44,578     44,523,218
---------------------------------------------------------------------------
5.55%                                  09/09/98       74,271     74,179,400
---------------------------------------------------------------------------
5.55%                                  09/14/98       22,805     22,759,295
---------------------------------------------------------------------------
5.52%                                  09/17/98       25,000     24,938,667
---------------------------------------------------------------------------
5.53%                                  09/17/98       40,000     39,901,689
---------------------------------------------------------------------------
5.52%                                  10/02/98       30,000     29,857,400
---------------------------------------------------------------------------
5.52%                                  10/21/98       32,011     31,765,582
---------------------------------------------------------------------------

                                                    PAR
                                       MATURITY    (000)         VALUE
FINANCIAL - (continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Monte Rosa Capital Corp.
5.53%                                  09/03/98 $     23,662 $   23,654,731
---------------------------------------------------------------------------
5.53%                                  09/08/98       25,617     25,589,455
---------------------------------------------------------------------------
5.53%                                  09/11/98       30,000     29,953,917
---------------------------------------------------------------------------
5.54%                                  09/25/98       33,227     33,104,282
---------------------------------------------------------------------------
5.54%                                  10/14/98       86,000     85,430,919
---------------------------------------------------------------------------
5.53%                                  10/14/98       34,388     34,160,858
---------------------------------------------------------------------------
5.53%                                  10/15/98       36,100     35,856,004
---------------------------------------------------------------------------
5.54%                                  10/16/98       50,000     49,653,750
---------------------------------------------------------------------------
5.53%                                  10/23/98       20,000     19,840,244
---------------------------------------------------------------------------
5.55%                                  10/23/98       38,444     38,135,807
---------------------------------------------------------------------------
Preferred Receivables Funding Corp.
5.55%                                  09/10/98       50,000     49,930,625
---------------------------------------------------------------------------
5.53%                                  09/18/98       30,000     29,921,658
---------------------------------------------------------------------------
5.52%                                  09/30/98       25,000     24,888,833
---------------------------------------------------------------------------
5.56%                                  10/02/98       39,650     39,460,165
---------------------------------------------------------------------------
Quincy Capital Corp.
5.53%                                  09/14/98       40,000     39,920,122
---------------------------------------------------------------------------
5.53%                                  09/17/98       40,000     39,901,689
---------------------------------------------------------------------------
5.53%                                  09/18/98       30,000     29,921,658
---------------------------------------------------------------------------
5.54%                                  09/18/98       25,000     24,934,597
---------------------------------------------------------------------------
5.54%                                  10/09/98       40,000     39,766,089
---------------------------------------------------------------------------
Receivables Capital Corp.
5.53%                                  09/11/98       36,130     36,074,500
---------------------------------------------------------------------------
5.54%                                  09/15/98       30,075     30,010,205
---------------------------------------------------------------------------
5.53%                                  10/09/98       40,000     39,766,511
---------------------------------------------------------------------------
5.53%                                  10/16/98       37,183     36,925,972
---------------------------------------------------------------------------
Riverwoods Funding Corp.
5.55%                                  09/01/98       25,000     25,000,000
---------------------------------------------------------------------------
5.52%                                  09/08/98       35,000     34,962,434
---------------------------------------------------------------------------
5.52%                                  09/16/98       30,000     29,931,000
---------------------------------------------------------------------------
5.53%                                  09/17/98       40,000     39,901,689
---------------------------------------------------------------------------
5.51%                                  10/14/98       30,000     29,802,558
---------------------------------------------------------------------------

                                                      PAR
                                         MATURITY    (000)         VALUE
FINANCIAL - (continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Sheffield Receivables Corp.
5.57%                                    09/02/98 $     20,000 $   19,996,905
-----------------------------------------------------------------------------
5.545%                                   09/22/98       25,000     24,919,135
-----------------------------------------------------------------------------
5.54%                                    09/23/98       25,000     24,915,361
-----------------------------------------------------------------------------
5.54%                                    09/25/98       75,000     74,723,000
-----------------------------------------------------------------------------
5.56%                                    09/25/98       35,000     34,870,267
-----------------------------------------------------------------------------
5.565%                                   09/28/98       40,000     39,833,050
-----------------------------------------------------------------------------
5.55%                                    09/28/98       44,609     44,423,315
-----------------------------------------------------------------------------
5.54%                                    10/23/98       25,630     25,424,903
-----------------------------------------------------------------------------
Variable Funding Capital
5.54%                                    10/05/98       40,000     39,790,711
-----------------------------------------------------------------------------
5.53%                                    10/08/98       30,000     29,829,492
-----------------------------------------------------------------------------
5.54%                                    10/08/98       40,000     39,772,245
-----------------------------------------------------------------------------
5.54%                                    10/13/98       50,000     49,676,833
-----------------------------------------------------------------------------
5.52%                                    10/15/98       50,000     49,662,667
-----------------------------------------------------------------------------
5.53%                                    10/15/98       50,000     49,662,056
-----------------------------------------------------------------------------
5.54%                                    10/15/98       50,000     49,661,444
-----------------------------------------------------------------------------
5.52%                                    10/21/98       40,000     39,693,333
-----------------------------------------------------------------------------
5.53%                                    10/22/98       40,000     39,686,633
-----------------------------------------------------------------------------
                                                                3,713,441,901
-----------------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 8.91%

Bear, Stearns & Co. Inc.
5.53%                                    09/28/98       40,000     39,834,100
-----------------------------------------------------------------------------
Credit Suisse First Boston Corp.
5.52%                                    09/02/98       30,000     29,995,400
-----------------------------------------------------------------------------
5.53%                                    09/09/98       50,000     49,938,556
-----------------------------------------------------------------------------
5.52%                                    09/10/98       40,000     39,944,800
-----------------------------------------------------------------------------
5.52%                                    10/19/98       25,000     24,816,000
-----------------------------------------------------------------------------
Merrill Lynch & Co. Inc.
5.52%                                    09/04/98       50,000     49,977,000
-----------------------------------------------------------------------------
5.52%                                    09/08/98       35,000     34,962,434
-----------------------------------------------------------------------------
5.53%                                    09/16/98       40,000     39,907,833
-----------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover &
 Co.
5.50%                                    09/09/98       40,000     39,951,111
-----------------------------------------------------------------------------
5.51%                                    09/15/98       50,000     49,892,861
-----------------------------------------------------------------------------
5.51%                                    09/17/98       50,000     49,877,556
-----------------------------------------------------------------------------

                                                  PAR
                                     MATURITY    (000)         VALUE
FINANCIAL - (continued)

BROKERAGE/INVESTMENTS - (CONTINUED)

Salomon Smith Barney Holdings Inc.
5.53%                                09/02/98 $     80,000 $   79,987,711
-------------------------------------------------------------------------
5.53%                                09/08/98       50,000     49,946,236
-------------------------------------------------------------------------
5.53%                                09/10/98       50,000     49,930,875
-------------------------------------------------------------------------
5.53%                                10/07/98       30,000     29,834,100
-------------------------------------------------------------------------
5.53%                                10/13/98       40,000     39,741,933
-------------------------------------------------------------------------
                                                              698,538,506
-------------------------------------------------------------------------

INSURANCE (LIFE) - 1.24%

Metlife Funding, Inc.
5.505%                               09/11/98       19,900     19,869,569
-------------------------------------------------------------------------
5.51%                                09/22/98       24,637     24,557,813
-------------------------------------------------------------------------
5.52%                                09/22/98       28,419     28,327,491
-------------------------------------------------------------------------
Prudential Funding Corp.
5.53%                                09/08/98       25,000     24,973,118
-------------------------------------------------------------------------
                                                               97,727,991
-------------------------------------------------------------------------

PERSONAL CREDIT - 0.64%

Associates Corp. of North America
5.53%                                09/24/98       50,000     49,823,347
-------------------------------------------------------------------------

MISCELLANEOUS - 0.57%

AIG Funding, Inc.
5.50%                                09/21/98       25,000     24,923,612
-------------------------------------------------------------------------
USAA Capital Corporation
5.50%                                09/14/98       20,000     19,960,278
-------------------------------------------------------------------------
                                                               44,883,890
-------------------------------------------------------------------------

MULTIPLE INDUSTRY - 1.02%

American Express Co.
5.52%                                09/30/98       30,000     29,866,601
-------------------------------------------------------------------------
General Electric Capital Corp.
5.52%                                09/15/98       50,000     49,892,667
-------------------------------------------------------------------------
                                                               79,759,268
-------------------------------------------------------------------------
   Total Financial                                          4,684,174,903
-------------------------------------------------------------------------
   Total Commercial Paper (Cost -
     $6,008,206,311)                                        6,008,206,311
-------------------------------------------------------------------------

                                                       PAR
                                            MATURITY  (000)       VALUE
BANK NOTES - 0.32%

First National Bank, Chicago
5.545% (Cost - $25,000,000)                 09/30/98 $ 25,000 $   25,000,000
-------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 3.98%

Goldman Sachs Group, L.P.
5.656%(b)                                   10/19/98   42,500     42,500,000
-------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
6.093%(c)                                   08/17/99  205,500    205,500,000
-------------------------------------------------------------------------------
Morgan (J.P.) Securities Inc.
5.883%(b)                                   10/05/98   64,000     64,000,000
-------------------------------------------------------------------------------
   Total Master Note Agreements
     (Costs - $312,000,000)                                      312,000,000
-------------------------------------------------------------------------------
   Total Investments (excluding Repurchase
     Agreements)                                               6,345,206,311
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 19.50%(d)

B.T. Securities Corp.
5.80%(e)                                         --   142,000    142,000,000
-------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
5.82%(f)                                         --   170,000    170,000,000
-------------------------------------------------------------------------------
5.80%(g)                                         --    50,000     50,000,000
-------------------------------------------------------------------------------
Chase Securities, Inc.
5.82%(h)                                    09/01/98  200,000    200,000,000
-------------------------------------------------------------------------------
CIBC Oppenheimer Corp.
5.82%(i)                                         --   300,000    300,000,000
-------------------------------------------------------------------------------
Salomon Smith Barney Inc.
5.82%(j)                                         --   400,000    400,000,000
-------------------------------------------------------------------------------
Warburg Dillon Read LLC
5.79%(k)                                    09/01/98  266,626    266,625,545
-------------------------------------------------------------------------------
   Total Repurchase Agreements
     (Cost - $1,528,625,545)                                   1,528,625,545
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.44%                                    7,873,831,856(l)
-------------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS - (0.44%)                          (34,534,013)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $7,839,297,843
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/98.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/98.

(d) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $392,000,000 U.S. Government obligations, 0% to 8.875% due 08/15/99 to 02/15/19 with an aggregate market value at 08/31/98 of $402,895,145.
(f) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $403,989,517 U.S. Government obligations, 0% to 9.00% due 01/01/01 to 09/01/33 with an aggregate market value at 08/31/98 of $206,156,630.
(g) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $951,236,000 U.S. Government obligations, 0% to 11.25% due 08/15/02 to 08/15/27 with an aggregate market value at 08/31/98 of $306,453,166.
(h) Entered into 08/31/98 with a maturing value of $200,032,333. Collateralized by $472,493,303 U.S. Government obligations, 0% to 9.00% due 11/01/99 to 02/01/37 with an aggregate market value at 08/31/98 of $204,002,337.
(i) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $438,211,831 U.S. Government obligations, 4.50% to 8.50% due 10/01/00 to 04/01/34 with an aggregate market value at 08/31/98 of $306,000,000.
(j) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $1,049,866,000 U.S. Government obligations, 0% to 10.70% due 09/01/98 to 12/15/43 with an aggregate market value at 08/31/98 of $872,100,776.
(k) Joint repurchase agreement entered into 08/31/98 with a maturing value of $1,000,160,833. Collateralized by $1,958,825,000 U.S. Government
    obligations, 0% to 5.50% due 11/15/98 to 02/15/27 with an aggregate market value at 08/31/98 of $1,020,108,316.
(l) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1998

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $6,345,206,311
------------------------------------------------------------------------
Repurchase agreements                                      1,528,625,545
------------------------------------------------------------------------
Interest receivable                                            1,435,014
------------------------------------------------------------------------
Investment for deferred compensation plan                        105,828
------------------------------------------------------------------------
Other assets                                                     455,186
------------------------------------------------------------------------
  Total assets                                             7,875,827,884
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                                   35,235,485
------------------------------------------------------------------------
  Deferred compensation                                          105,828
------------------------------------------------------------------------
Accrued administrative services fees                              11,154
------------------------------------------------------------------------
Accrued advisory fees                                            355,420
------------------------------------------------------------------------
Accrued distribution fees                                        306,202
------------------------------------------------------------------------
Accrued transfer agent fees                                       96,800
------------------------------------------------------------------------
Accrued operating expenses                                       419,152
------------------------------------------------------------------------
  Total liabilities                                           36,530,041
------------------------------------------------------------------------
NET ASSETS                                                $7,839,297,843
========================================================================

NET ASSETS:

Institutional Class                                       $5,843,813,421
========================================================================
Private Investment Class                                  $  294,811,037
========================================================================
Personal Investment Class                                 $  140,086,733
========================================================================
Cash Management Class                                     $  862,207,074
========================================================================
Resource Class                                            $  698,379,578
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        5,843,818,199
========================================================================
Private Investment Class                                     294,811,267
========================================================================
Personal Investment Class                                    140,086,842
========================================================================
Cash Management Class                                        862,207,748
========================================================================
Resource Class                                               698,380,125
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1998

INVESTMENT INCOME:

Interest income                                       $433,045,612
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            4,251,522
-------------------------------------------------------------------
Custodian fees                                             438,399
-------------------------------------------------------------------
Administrative services fees                               124,103
-------------------------------------------------------------------
Directors' fees and expenses                                36,460
-------------------------------------------------------------------
Transfer agent fees                                        816,541
-------------------------------------------------------------------
Distribution fees (Note 2)                               3,842,097
-------------------------------------------------------------------
Other                                                    1,112,802
-------------------------------------------------------------------
  Total expenses                                        10,621,924
-------------------------------------------------------------------
Less: Fee waivers                                       (1,154,715)
-------------------------------------------------------------------
  Net expenses                                           9,467,209
-------------------------------------------------------------------
Net investment income                                  423,578,403
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $423,578,403
===================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1998 and 1997

                                                  1998            1997
                                             --------------  --------------
OPERATIONS:
 Net investment income                       $  423,578,403  $  385,469,863
----------------------------------------------------------------------------
 Net realized gain on sales of investments               --           2,155
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   423,578,403     385,472,018
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (334,784,531)   (334,619,312)
----------------------------------------------------------------------------
  Private Investment Class                      (14,188,012)    (11,638,406)
----------------------------------------------------------------------------
  Personal Investment Class                      (5,889,522)     (4,703,034)
----------------------------------------------------------------------------
  Cash Management Class                         (49,287,200)    (28,088,448)
----------------------------------------------------------------------------
  Resource Class                                (19,429,138)     (6,420,663)
----------------------------------------------------------------------------
Capital stock transactions-net (See Note 4)     984,587,209     702,760,124
----------------------------------------------------------------------------
  Net increase in net assets                    984,587,209     702,762,279
----------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                         6,854,710,634   6,151,948,355
----------------------------------------------------------------------------
  End of period                              $7,839,297,843  $6,854,710,634
============================================================================
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in) $7,839,304,181  $6,854,716,972
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                              (6,338)         (6,338)
----------------------------------------------------------------------------
                                             $7,839,297,843  $6,854,710,634
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $100 million                 0.20%
----------------------------------------
Over $100 million to $200 million  0.15%
----------------------------------------
Over $200 million to $300 million  0.10%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1998, the Portfolio reimbursed AIM $124,103 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. On September 20, 1997, the Board of Directors of the Fund approved the appointment of AFS as transfer agent of the Fund effective December 29, 1997. During the year ended August 31, 1998, the Portfolio paid AFS $464,197 for such services. Prior to the effective date of the agreement with AFS, the Portfolio paid A I M Institutional Fund Services, Inc. $227,922 pursuant to a transfer agency and shareholder services agreement for the period September 1, 1997 through December 28, 1997.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class may pay FMC up to a maximum annual rate of 0.50%, 0.75%, 0.10% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1998, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $809,804, $581,804, $719,155 and $576,619, respectively, as compensation under the Plan. FMC waived fees of $1,154,715 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC and AFS.
 During the year ended August 31, 1998, the Portfolio paid legal fees of $19,923 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3-DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-CAPITAL STOCK
Changes in capital stock during the years ended August 31, 1998 and 1997 were as follows.

                                      1998                               1997
                        ---------------------------------  ---------------------------------
                            SHARES            AMOUNT           SHARES            AMOUNT
                        ---------------  ----------------  ---------------  ----------------
Sold:
  Institutional Class    70,953,094,776  $ 70,953,094,776   77,017,818,307  $ 77,017,818,307
--------------------------------------------------------------------------------------------
  Private Investment
   Class                  2,265,361,261     2,265,361,261    1,686,727,915     1,686,727,915
--------------------------------------------------------------------------------------------
  Personal Investment
   Class                  1,442,106,992     1,442,106,992    1,399,754,929     1,399,754,929
--------------------------------------------------------------------------------------------
  Cash Management Class  10,266,695,255    10,266,695,255    6,007,746,062     6,007,746,062
--------------------------------------------------------------------------------------------
  Resource Class          5,571,480,416     5,571,480,416    2,959,856,289     2,959,856,289
--------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        25,834,568        25,834,568       20,826,765        20,826,765
--------------------------------------------------------------------------------------------
  Private Investment
   Class                      6,616,509         6,616,509        6,892,975         6,892,975
--------------------------------------------------------------------------------------------
  Personal Investment
   Class                      5,817,504         5,817,504        4,636,763         4,636,763
--------------------------------------------------------------------------------------------
  Cash Management Class      27,781,043        27,781,043       19,021,334        19,021,334
--------------------------------------------------------------------------------------------
  Resource Class             16,446,253        16,446,253        3,857,837         3,857,837
--------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (70,728,159,503)  (70,728,159,503) (76,710,204,729)  (76,710,204,729)
--------------------------------------------------------------------------------------------
  Private Investment
   Class                 (2,212,613,562)   (2,212,613,562)  (1,667,619,183)   (1,667,619,183)
--------------------------------------------------------------------------------------------
  Personal Investment
   Class                 (1,405,052,971)   (1,405,052,971)  (1,419,820,390)   (1,419,820,390)
--------------------------------------------------------------------------------------------
  Cash Management Class (10,199,573,686)  (10,199,573,686)  (5,766,709,619)   (5,766,709,619)
--------------------------------------------------------------------------------------------
  Resource Class         (5,051,247,646)   (5,051,247,646)  (2,860,025,131)   (2,860,025,131)
--------------------------------------------------------------------------------------------
Net increase                984,587,209  $    984,587,209      702,760,124  $    702,760,124
=============================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Personal Investment Class capital stock outstanding during each of the years in the five-year period ended August 31, 1998.

                           1998        1997      1996      1995     1994
                         --------     -------  ---------  -------  ------
Net asset value,
 beginning of period     $   1.00     $  1.00  $    1.00  $  1.00  $ 1.00
-----------------------  --------     -------  ---------  -------  ------
Income from investment
 operations:
  Net investment income      0.05        0.05       0.05     0.05    0.03
-----------------------  --------     -------  ---------  -------  ------
Less distributions:
  Dividends from net
   investment income        (0.05)      (0.05)     (0.05)   (0.05)  (0.03)
-----------------------  --------     -------  ---------  -------  ------
Net asset value, end of
 period                  $   1.00     $  1.00  $    1.00  $  1.00  $ 1.00
=======================  ========     =======  =========  =======  ======
Total return                 5.18%       5.01%      5.11%    5.27%   3.12%
=======================  ========     =======  =========  =======  ======
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $140,087     $97,215   $112,645  $99,630  $3,065
=======================  ========     =======  =========  =======  ======
Ratio of expenses to
 average net assets(a)       0.59%(b)    0.59%      0.59%    0.59%   0.58%
=======================  ========     =======  =========  =======  ======
Ratio of net investment
 income to average net
 assets(c)                   5.06%(b)    4.89%      4.99%    5.23%   3.34%
=======================  ========     =======  =========  =======  ======

(a) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.84%, 0.84%, 0.89%, 0.86% and 2.39% for the periods 1998-1994, respectively.
(b) Ratios are based on average net assets of $116,360,840.
(c) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.81%, 4.64%, 4.69%, 4.96% and 1.53% for the periods 1998-1994, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                 KPMG Peat Marwick LLP

Houston, Texas
October 2, 1998


                         DIRECTORS
Charles T. Bauer                             Carl Frischling         Short-Term
Bruce L. Crockett                           Robert H. Graham         Investments Co.
Owen Daly II                                Lewis F. Pennock         (STIC)
Edward K. Dunn, Jr.                          Ian W. Robinson
Jack M. Fields                                Louis S. Sklar

                         OFFICERS

Charles T. Bauer                                    Chairman
Robert H. Graham                                   President         Prime Portfolio
John J. Arthur                Sr. Vice President & Treasurer         -----------------------------------------
Gary T. Crum                              Sr. Vice President         Personal                           ANNUAL
Carol F. Relihan              Sr. Vice President & Secretary         Investment                         REPORT
Dana R. Sutton          Vice President & Assistant Treasurer         Class
Melville B. Cox                               Vice President
Karen Dunn Kelley                             Vice President                                   AUGUST 31, 1998
J. Abbott Sprague                             Vice President
Renee A. Friedli                         Assistant Secretary
P. Michelle Grace                        Assistant Secretary
Jeffrey H. Kupor                         Assistant Secretary
Nancy L. Martin                          Assistant Secretary
Ofelia M. Mayo                           Assistant Secretary
Lisa A. Moss                             Assistant Secretary
Kathleen J. Pflueger                     Assistant Secretary
Samuel D. Sirko                          Assistant Secretary
Stephen I. Winer                         Assistant Secretary
Mary J. Benson                           Assistant Treasurer

               INVESTMENT ADVISOR
               A I M Advisors, Inc.
           11 Greenway Plaza, Suite 100
                Houston, TX 77046
                  (800) 347-1919

                    DISTRIBUTOR
              Fund Management Company
           11 Greenway Plaza, Suite 100
                 Houston, TX 77046
                   (800) 659-1005

                      CUSTODIAN
                 The Bank of New York
           90 Washington Street, 11th Floor
                  New York, NY 10286

                LEGAL COUNSEL TO FUND
        Ballard Spahr Andrews & Ingersoll, LLP
           1735 Market Street, 51st Floor
             Philadelphia, PA 19103-7599

              LEGAL COUNSEL TO DIRECTORS
           Kramer, Levin, Naftalis & Frankel
                   919 Third Avenue
                  New York, NY 10022

                    TRANSFER AGENT
               A I M Fund Services, Inc.
             11 Greenway Plaza, Suite 100
                Houston, TX 77046-1173

                       AUDITORS
                 KPMG Peat Marwick LLP
                     700 Louisiana
                  NationsBank Building
                    Houston, TX 77002

This report may be distributed only to current shareholders or         [LOGO APPEARS HERE]
     to persons who have received a current prospectus.              FUND MANAGEMENT COMPANY